Share Capital and Employee Compensation Plans - Option Activity (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of share-based payment arrangements [Abstract]
Share options outstanding, beginning (shares) | shares	377,000.0	279,000.0
Granted (shares) | shares	167,100	191,600
Exercised (shares) | shares		(79,500)
Expired (shares) | shares	(14,400)	(4,300)
Forfeited (shares) | shares	(16,500)	(9,800)
Share options outstanding, ending (shares) | shares	513,200	377,000.0
Outstanding, beginning of period (CAD$ per share) | $ / shares	$ 23.01	$ 21.38
Granted (CAD$ per share) | $ / shares	21.18	22.95
Exercised (CAD$ per share) | $ / shares		15.12
Expired (CAD$ per share) | $ / shares	23.61	41.62
Forfeited (CAD$ per share) | $ / shares	25.39	31.32
Outstanding, end of period (CAD$ per share) | $ / shares	$ 22.32	$ 23.01